Financial Assets and Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure in tabular form of movement in warrant liabilities [line items]
Exchange differences	[1]	€ (1,074)	€ 985
Euros, Ending balance		€ 768
Number of warrants, Ending balance (Shares)		8,883,333
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 713
Number of warrants, Beginning balance (Shares)		5,259,506
Change in fair value of derivative warrant liabilities		€ (279)
Exchange differences		21
Euros, Ending balance		€ 455
Number of warrants, Ending balance (Shares)		5,259,119
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 1,202
Number of warrants, Beginning balance (Shares)		8,883,333
Change in fair value of derivative warrant liabilities		€ (472)
Exchange differences		38
BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 1,204
Number of warrants, Beginning balance (Shares)		1,007,894
Change in fair value of derivative warrant liabilities		€ (488)
Exchange differences		38
Euros, Ending balance		€ 754
Number of warrants, Ending balance (Shares)		1,007,894
Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 3,119
Number of warrants, Beginning balance (Shares)		15,150,733
Change in fair value of derivative warrant liabilities		€ (1,239)
Exchange differences		97
Euros, Ending balance		€ 1,977
Number of warrants, Ending balance (Shares)		15,150,346
Public warrants exercises in January 2024 [Member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)		(387)
Public warrants exercises in January 2024 [Member] | Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)		(387)

[1]	Unaudited